Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard Emerging Markets Stock Index FundSupplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025Prospectus and Summary Prospectus Text ChangesThe paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.The “Average Annual Total Returns” table for Investor Shares of the Fund is replaced with the following:Average Annual Total Returns for Periods Ended December 31, 20241 Year5 Years10 YearsVanguard Emerging Markets Stock Index Fund Investor SharesReturn Before Taxes10.772.823.82Return After Taxes on Distributions9.871.963.01Return After Taxes on Distributions and Sale of Fund Shares6.791.972.79FTSE Emerging Markets All Cap China A Inclusion Index(reflects no deduction for fees or expenses)11.633.394.24Spliced Emerging Markets Index(reflects no deduction for fees or expenses)11.633.394.16FTSE Global All Cap ex US Index(reflects no deduction for fees or expenses)5.524.425.13© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 533A 052025Vanguard Emerging Markets Stock Index FundSupplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025Prospectus and Summary Prospectus Text ChangesThe paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.The “Average Annual Total Returns” table for Admiral Shares of the Fund is replaced with the following:Average Annual Total Returns for Periods Ended December 31, 20241 Year5 Years10 YearsVanguard Emerging Markets Stock Index Fund Admiral SharesReturn Before Taxes10.952.983.99Return After Taxes on Distributions10.012.073.13Return After Taxes on Distributions and Sale of Fund Shares6.922.082.91FTSE Emerging Markets All Cap China A Inclusion Index(reflects no deduction for fees or expenses)11.633.394.24Spliced Emerging Markets Index(reflects no deduction for fees or expenses)11.633.394.16FTSE Global All Cap ex US Index(reflects no deduction for fees or expenses)5.524.425.13© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 5533A 052025Vanguard Emerging Markets Stock Index FundSupplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025Prospectus and Summary Prospectus Text ChangesThe paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard Emerging Markets Stock Index Fund (the Fund) is replaced with the following:The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.The “Average Annual Total Returns” table for Institutional Shares and Institutional Plus Shares of the Fund is replaced with the following:Average Annual Total Returns for Periods Ended December 31, 20241 Year5 Years10 YearsVanguard Emerging Markets Stock Index Fund Institutional SharesReturn Before Taxes11.003.024.03Return After Taxes on Distributions10.042.093.15Return After Taxes on Distributions and Sale of Fund Shares6.952.112.93Vanguard Emerging Markets Stock Index Fund Institutional Plus SharesReturn Before Taxes11.033.044.05FTSE Emerging Markets All Cap China A Inclusion Index(reflects no deduction for fees or expenses)11.633.394.24Spliced Emerging Markets Index(reflects no deduction for fees or expenses)11.633.394.16FTSE Global All Cap ex US Index(reflects no deduction for fees or expenses)5.524.425.13© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 239A 052025Vanguard FTSE Emerging Markets ETFSupplement Dated May 6, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025Prospectus and Summary Prospectus Text ChangesThe paragraph under the heading “Annual Total Returns” in the prospectus for Vanguard FTSE Emerging Markets ETF (the Fund) is replaced with the following:The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Index through November 1, 2015; the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.The “Average Annual Total Returns” table for ETF Shares of the Fund is replaced with the following:Average Annual Total Returns for Periods Ended December 31, 20241 Year5 Years10 YearsVanguard Emerging Markets Stock Index Fund ETF SharesBased on NAVReturn Before Taxes11.013.054.04Return After Taxes on Distributions10.052.123.16Return After Taxes on Distributions and Sale of Fund Shares6.962.122.94Based on Market PriceReturn Before Taxes10.572.923.99FTSE Emerging Markets All Cap China A Inclusion Index(reflects no deduction for fees or expenses)11.633.394.24Spliced Emerging Markets Index(reflects no deduction for fees or expenses)11.633.394.16FTSE Global All Cap ex US Index(reflects no deduction for fees or expenses)5.524.425.13© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 964A 052025